Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	A continuity of goodwill is as follows:

	December 31, 2020	December 31, 2019
Balance, beginning of year	$3,110	$3,170
Impact of foreign exchange changes	287	(60)
Balance, end of year	$3,397	$3,110